Subsequent events (Details) $ / shares in Units, $ in Thousands					1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 14, 2024 USD ($) vessel cEU	Feb. 05, 2024 USD ($)	Jan. 30, 2024 USD ($) $ / shares	Jan. 02, 2024 USD ($)	Feb. 29, 2024 USD ($) TEU vessel	Nov. 30, 2023 vessel TEU	Oct. 31, 2023 cEU	Dec. 31, 2022 USD ($) TEU vessel	Feb. 29, 2024 vessel	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel TEU $ / shares	Dec. 31, 2022 USD ($) TEU vessel $ / shares	Dec. 31, 2021 USD ($) $ / shares	Oct. 01, 2023 vessel
Subsequent Event [Line Items]
Dividends on common shares											$ 148,000	$ 119,300	$ 124,600
Dividends on preferred shares											$ 73,200	$ 60,800	$ 66,200
Number of vessels under contract | vessel														8
Capacity of vessels under contract | cEU							10,800
Vessels
Subsequent Event [Line Items]
Lease financing, number of vessels | vessel						1				4		4
Capacity of vessels purchased | TEU						14,000						10,000
Pre-determined purchase price per vessel										$ 52,690
Number of vessels sold | vessel								1			2	10
Capacity of vessels sold | TEU								4,250			4,250
Sale price								$ 21,600			$ 43,250	$ 257,075
Series D Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares											$ 2.49	$ 2.00	$ 2.00
Series H Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares											2.45	1.96	1.97
Series J Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares											$ 2.20	$ 1.76	$ 0.68
Subsequent Event
Subsequent Event [Line Items]
Dividends on common shares				$ 38,082
Number of vessels under contract | vessel	2
Capacity of vessels under contract | cEU	10,800
Subsequent Event | Leases For Two Vessels
Subsequent Event [Line Items]
Number of vessels with sale-leaseback financing completed | vessel	2
Financing from counterparty	$ 54,000
Subsequent Event | Line of Credit | Revolving Credit Facilities
Subsequent Event [Line Items]
Credit facilities, increase in maximum aggregate borrowings	$ 50,000
Subsequent Event | 2024 NOK Bonds and the 2026 NOK Bonds | Senior Unsecured Notes
Subsequent Event [Line Items]
Repayments of debt		$ 25,700			$ 25,700
Subsequent Event | Vessels
Subsequent Event [Line Items]
Number of vessels purchased | vessel									9
Lease financing, number of vessels | vessel					1
Capacity of vessels purchased | TEU					14,000
Pre-determined purchase price per vessel					$ 61,600
Number of vessels sold | vessel					1
Capacity of vessels sold | TEU					4,250
Sale price					$ 29,800
Subsequent Event | Bareboat Charter Vessels
Subsequent Event [Line Items]
Number of vessels purchased | vessel									2
Term of agreement									18 years
Subsequent Event | Time Charter Vessels
Subsequent Event [Line Items]
Number of vessels purchased | vessel									7
Subsequent Event | Series D Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares			$ 0.496875
Subsequent Event | Series H Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares			0.492188
Subsequent Event | Series J Preferred Stock
Subsequent Event [Line Items]
Dividends per preferred share (in dollar per share) | $ / shares			$ 0.437500
Subsequent Event | Series D Series H And Series J Preferred Stock
Subsequent Event [Line Items]
Dividends on preferred shares			$ 12,223